                      SUPPLEMENT DATED JUNE 6, 2005 TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS

                             DATED OCTOBER 29, 2004
                             VAN KAMPEN PACE FUND,
                  AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005

                             DATED OCTOBER 29, 2004
                         VAN KAMPEN SERIES FUND, INC.,
                        ON BEHALF OF EACH OF ITS SERIES,
                         VAN KAMPEN AMERICAN VALUE FUND
                        VAN KAMPEN EMERGING MARKETS FUND
                      VAN KAMPEN GLOBAL VALUE EQUITY FUND,
               EACH AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005
                         VAN KAMPEN EQUITY GROWTH FUND,
         AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005 AND JUNE 1, 2005
                   VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND,
         AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005 AND MAY 25, 2005
                       VAN KAMPEN GLOBAL FRANCHISE FUND,
                         AS PREVIOUSLY SUPPLEMENTED ON
             OCTOBER 29, 2004, FEBRUARY 7, 2005 AND MARCH 31, 2005

                            DATED DECEMBER 30, 2004
                        VAN KAMPEN EMERGING GROWTH FUND
                 VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND,
               EACH AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005
                          VAN KAMPEN HIGH YIELD FUND,
         AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005 AND JUNE 1, 2005
                        VAN KAMPEN CORPORATE BOND FUND,
         AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005 AND JUNE 3, 2005

                            DATED DECEMBER 30, 2004
                           VAN KAMPEN TAX FREE TRUST,
                        ON BEHALF OF EACH OF ITS SERIES,
                    VAN KAMPEN INSURED TAX FREE INCOME FUND
                        VAN KAMPEN MUNICIPAL INCOME FUND
                   VAN KAMPEN NEW YORK TAX FREE INCOME FUND,
               EACH AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005
                  VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND
              VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND,
      EACH AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005 AND APRIL 29, 2005
                  VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND,
         AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005 AND JUNE 3, 2005
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                            DATED DECEMBER 30, 2004
                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF ITS SERIES,
                    VAN KAMPEN INTERNATIONAL ADVANTAGE FUND,
       AS PREVIOUSLY SUPPLEMENTED ON FEBRUARY 8, 2005 AND MARCH 31, 2005
                          VAN KAMPEN TECHNOLOGY FUND,
                  AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005

                             DATED JANUARY 31, 2005
                     VAN KAMPEN GOVERNMENT SECURITIES FUND,
         AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005 AND JUNE 3, 2005

                              DATED MARCH 31, 2005
                          VAN KAMPEN TAX EXEMPT TRUST,
                            ON BEHALF OF ITS SERIES,
                     VAN KAMPEN HIGH YIELD MUNICIPAL FUND,
                  AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005

                              DATED APRIL 29, 2005
                            VAN KAMPEN COMSTOCK FUND
                           VAN KAMPEN ENTERPRISE FUND
                             VAN KAMPEN HARBOR FUND
                        VAN KAMPEN LIMITED DURATION FUND
                    VAN KAMPEN REAL ESTATE SECURITIES FUND,
               EACH AS PREVIOUSLY SUPPLEMENTED ON APRIL 29, 2005
                       VAN KAMPEN EQUITY AND INCOME FUND,
         AS PREVIOUSLY SUPPLEMENTED ON APRIL 29, 2005 AND JUNE 3, 2005

                              DATED APRIL 29, 2005
                       VAN KAMPEN U.S. GOVERNMENT TRUST,
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN U.S. MORTGAGE FUND,
                  AS PREVIOUSLY SUPPLEMENTED ON APRIL 29, 2005

     The Prospectus is hereby supplemented as follows:

     In the section entitled "PURCHASE OF SHARES--CLASS A SHARES PURCHASE PROGRAMS--NET ASSET VALUE PURCHASE OPTIONS," option number 6 is hereby deleted in its entirety and replaced with the following:

     (6) Retirement plans funded by the rollover of assets of Participating Funds from an employer-sponsored retirement plan and established exclusively for the benefit of an individual (specifically including, but not limited to, a Traditional IRA, Roth IRA, SIMPLE IRA, Solo 401(k) or Keogh plan) if:

          (i) the account being funded by such rollover is to be maintained by the same trustee, custodian or administrator that maintained the
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     plan from which the rollover funding such rollover originated, or an affiliate thereof; and

          (ii) the dealer of record with respect to the account being funded by such rollover is the same as the dealer of record with respect to the plan from which the rollover funding such rollover originated, or an affiliate thereof.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                 NETSPTPURA 6/05